Short and long-term investments	12 Months Ended
Dec. 31, 2023
Disclosure Of Short And Long Term Investments [Abstract]
Short and long-term investments
7	Short and long-term investments

	December 31, 2023	December 31, 2022
Financial assets measured at fair value	95,293	204,045
Financial assets measured at amortized cost	88,081	10,119

Short and long-term investments	183,374	214,164

Current	181,374	214,164
Non-current (i)	2,000	—

(i)
Comprising ordinary shares of an unlisted entity acquired in October 2023, measured at fair value. The Group elected to recognize the changes in fair value of the existing instrument through profit or loss (“FVPL”). Refer to note 26.1(ii)a for additional details.

7.1	Financial investments measured by fair value
The following table shows the changes in the balances:

	2023	2022
Opening balance on January 1	204,045	177,191
Additions	21,146	111,612
Redemption	(136,672)	(78,011)
Accrued dividend	46	—
Fair value gains (losses)	9,823	(4,766)
Exchange differences	(3,095)	(1,981)

Closing balance on December 31	95,293	204,045

7.2	Financial investments measured by amortized cost
The following table shows the changes in the balances:

	2023	2022
Opening balance on January 1	10,119	—
Additions	114,296	9,003
Redemption	(34,528)	—
Accrued interest	21,605	1,141
Exchange differences	(23,411)	(25)

Closing balance on December 31	88,081	10,119